REVENUE - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 92,373	$ 73,760	$ 273,868	$ 218,138
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	90,385	70,729	269,369	213,116
Net product sales | North America
Disaggregation of Revenue [Line Items]
Net revenue		56,630	44,443	202,261	154,357
Net product sales | Rest of the World
Disaggregation of Revenue [Line Items]
Net revenue		33,755	26,286	67,108	58,759
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	$ 1,988	$ 1,988	$ 3,031	$ 4,499	$ 5,022